Investments in subsidiary undertakings, joint ventures and associates - Equity method and fair value through profit or loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in subsidiary undertakings, joint ventures and associates
Fair value of associates accounted for at fair value through profit or loss where there are published price quotations	$ 600	$ 500
Share of profit from joint ventures and associates, net of related tax	477	(91)	$ (85)
Other comprehensive income in the joint ventures and associates	0
Unrecognised share of losses of a joint venture	0
Unrecognised share of losses of a associate	0
Contingent liabilities in relation to interests in joint ventures	0
Contingent liabilities in relation to interests in associates	0
Capital commitments in relation to interests in joint ventures	0
Capital commitments in relation to interests in associates	0
Shareholder-backed | Operating segments
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	477	(91)	(85)
Shareholder-backed | Operating segments | Mainland China
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	159	(577)	(345)
Shareholder-backed | Operating segments | Malaysia
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	21	18	16
Shareholder-backed | Operating segments | Growth markets and other
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	104	310	100
Taxes included in share of profit from joint ventures and associates	(44)	191	72
Shareholder-backed | Operating segments | Insurance operations
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	284	(249)	(229)
Shareholder-backed | Operating segments | Eastspring
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	$ 193	$ 158	$ 144